13F-HR 09/30/02 0001080107 6a*bahos NONE 1 William A.
Johnstone, Jr. 406-727-4200 jsmith@dadco.com 13F-HR Form
13f Holdings Report UNITED STATES SECURITIES AND EXCHANGE
COMMISSION Washington, D.C. 20549 FORM 13F FORM 13F COVER
PAGE Report for the Calendar Year or Quarter Ended:
September 30, 2002 Check here if Amendment [ ]; Amendment
Number: This Amendment (Check only one.) : [ ] is a
restatement. [ ] adds new holdings entries. Institutional
Investment Manager Filing this Report: Name: D.A.Davidson
& Co Address: 8 Third Street North Great Falls, MT 59401
13F File Number: The institutional investment manager
filing this report and the person by whom it is signed
hereby represent that the person signing the report is
authorized to submit it, that all information contained
herein is true, correct and complete, and that it is
understood that all required items, statements,
schedules, lists, and tables, are considered integral
parts of this form. Person signing this Report on Behalf
of Reporting Manager: Name: William A. Johnstone, Jr.
Title: President Phone: 406-727-4200 Signature, Place,
and Date of Signing: William A. Johnstone, Jr. Great
Falls, Montana September 30, 2002 Report Type (Check only
one.): [ X ] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. List of Other Managers Reporting for
this Manager: I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934. FORM 13F SUMMARY PAGE
Report Summary: Number of Other Included Managers: Form
13F Information Table Entry Total: 10,517,575 Form 13F
Information Table Value Total: $225,471,000 List of Other
Included Managers: n/a
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTMT
OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS
CUSIP (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE
SHARED NONE ------------------------------ --------------
-- --------- -------- -------- --- ---- ------- ---------
--- -------- -------- -------- 3M Company (was Minnesota
Mini COM 88579Y101 570 5184 SH SOLE 5184 A T & T Wireless
Services Inc COM 00209A106 221 53727 SH SOLE 53727 Abaxis
Inc COM 002567105 33 10000 SH SOLE 10000 Ace Ltd COM
G0070K103 1286 43425 SH SOLE 43425 Activision Inc COM
004930202 191 7967 SH SOLE 7967 ADC Telecommunications
Inc COM 000886101 41 35195 SH SOLE 35195 Aftermarket
Technology Corp COM 008318107 454 35140 SH SOLE 35140
Agco Corp COM 001084102 288 12400 SH SOLE 12400 Air
Products & Chemicals Inc COM 009158106 2135 50830 SH SOLE
50830 Albertsons Inc COM 013104104 450 18614 SH SOLE
18614 Allegiance Telecom Inc COM 01747T102 10 12030 SH
SOLE 12030 Alliance Capital Management Ho COM 01855A101
375 13525 SH SOLE 13525 American Express Co COM 025816109
812 26025 SH SOLE 26025 American Intl Group Inc COM
026874107 3119 57022 SH SOLE 57022 American Standard
Companies COM 029712106 555 8725 SH SOLE 8725 American
Tower Corp Conv Nts CNV 029912AF9 4 10000 PRN SOLE 10000
Americanwest Bancorporation COM 03058P109 354 26503 SH
SOLE 26503 Amgen Inc COM 031162100 5317 127504 SH SOLE
127504 AOL Time Warner Inc COM 00184A105 466 39842 SH
SOLE 39842 Applied Materials Inc COM 038222105 631 54638
SH SOLE 54638 AT & T Corp COM 001957109 587 48910 SH SOLE
48910 Automatic Data Processing COM 053015103 517 14858
SH SOLE 14858 AVI BioPharma Inc. COM 002346104 110 20953
SH SOLE 20953 Avon Products COM 054303102 390 8450 SH
SOLE 8450 Bank of America Corp COM 060505104 2946 46180
SH SOLE 46180 Bank of New York Inc COM 064057102 180 6272
SH SOLE 6272 Banta Corp COM 066821109 765 21536 SH SOLE
21536 Baxter International COM 071813109 257 8408 SH SOLE
8408 BCE Inc COM 05534B109 1237 69915 SH SOLE 69915 BE
Aerospace Inc COM 073302101 76 16002 SH SOLE 16002
Beckman Coulter Inc COM 075811109 328 8467 SH SOLE 8467
Bed Bath & Beyond Inc. COM 075896100 214 6573 SH SOLE
6573 Bellsouth Corp COM 079860102 318 17341 SH SOLE 17341
Bemis Company COM 081437105 1173 23742 SH SOLE 23742
Berkshire Hathaway Inc Class B COM 084670207 1275 517 SH
SOLE 517 Berkshire Hathaway Inc Del Con COM 084670108 813
11 SH SOLE 11 Beverly Enterprises Inc COM 087851309 66
27467 SH SOLE 27467 BJ Services Co COM 055482103 1131
43512 SH SOLE 43512 Bluegreen Corp Conv Sub Deb CNV
096231AA3 18 20000 PRN SOLE 20000 Boeing Co. COM
097023105 2523 73906 SH SOLE 73906 BP PLC ADS ADR
055622104 583 14616 SH SOLE 14616 BP PLC ADS COM
055622104 2248 56332 SH SOLE 56332 Bristol Myers Squibb
Co COM 110122108 7 300 SH OTHER 300 Bristol Myers Squibb
Co COM 110122108 1174 49309 SH SOLE 49309 Broadcom Corp
Cl A COM 111320107 117 10945 SH SOLE 10945 Cabot Corp COM
127055101 957 45587 SH SOLE 45587 Cadbury Schweppes PLC -
SP ADR COM 127209302 1403 52590 SH SOLE 52590 Calgon
Carbon Corp COM 129603106 73 12550 SH SOLE 12550 Calpine
Corporation COM 131347106 28 11335 SH SOLE 11335 Capital
Automotive REITS COM 139733109 319 12759 SH SOLE 12759
Capital One Financial COM 14040H105 239 6850 SH SOLE 6850
Cardinal Health Inc COM 14149Y108 585 9393 SH SOLE 9393
Caremark RX Inc COM 141705103 169 9930 SH SOLE 9930
Carpenter Technology Corp COM 144285103 607 46700 SH SOLE
46700 Carpenter Technology Corp COM 144285103 4 300 SH
OTHER 300 Caseys General Stores Inc COM 147528103 122
10548 SH SOLE 10548 Caterpillar Inc. COM 149123101 278
7481 SH SOLE 7481 Cendant Corp COM 151313103 497 46165 SH
SOLE 46165 Central Euro Distribution Corp COM 153435102
107 10557 SH SOLE 10557 Charming Shoppes COM 161133103
157 23300 SH SOLE 23300 ChevronTexaco Corp COM 166764100
21 308 SH OTHER 308 ChevronTexaco Corp COM 166764100 2899
41858 SH SOLE 41858 Cisco Sys Inc. COM 17275R102 1855
177040 SH SOLE 177040 Coca Cola Co COM 191216100 573
11957 SH SOLE 11957 Coeur d'Alene Mines Conv Bd CNV
192108AH1 215 162000 PRN SOLE 162000 Coeur d'Alene Mines
Corp COM 192108108 31 19552 SH SOLE 19552 Colgate
Palmolive COM 194162103 303 5620 SH SOLE 5620 Comcast
Corp Cl A Spl COM 200300200 977 46830 SH SOLE 46830
Concord Efs Inc COM 206197105 150 9461 SH SOLE 9461
Conexant Systems Inc. COM 207142100 24 21217 SH SOLE
21217 Cooper Industries Ltd Cl A COM G24182100 1089 35870
SH SOLE 35870 Costco Cos Inc COM 22160K105 2541 78471 SH
SOLE 78471 CuraGen Corp Conv Sub Deb CNV 23126RAC5 6
10000 PRN SOLE 10000 Darden Restaurants Inc COM 237194105
409 16875 SH SOLE 16875 Dean Food Co New COM 242370104
271 6800 SH SOLE 6800 Dell Computer Corp COM 247025109
245 10415 SH SOLE 10415 Delphi Automotive Sys Corp COM
247126105 271 31737 SH SOLE 31737 Devon Energy
Corporation COM 25179M103 388 8042 SH SOLE 8042 Diebold
Inc. COM 253651103 1368 41565 SH SOLE 41565 Disney Walt
Co. COM 254687106 3079 203406 SH SOLE 203406 Dow Chemical
Co COM 260543103 8 300 SH OTHER 300 Dow Chemical Co COM
260543103 1301 47625 SH SOLE 47625 Du Pont E I De Nemours
Co COM 263534109 1232 34166 SH SOLE 34166 Duke Energy Co
COM 264399106 911 46606 SH SOLE 46606 Eastman Kodak Co.
COM 277461109 204 7477 SH SOLE 7477 Eli Lilly & Company
COM 532457108 218 3947 SH SOLE 3947 EMC Corp COM
268648102 323 70620 SH SOLE 70620 Emerson Electric Co COM
291011104 2381 54195 SH SOLE 54195 Entergy Corp COM
29364G103 309 7432 SH SOLE 7432 EOG Resources Inc COM
26875P101 490 13628 SH SOLE 13628 Equity Office
Properties Tr R COM 294741103 530 20508 SH SOLE 20508
Estee Lauder Companies Cl A COM 518439104 554 19275 SH
SOLE 19275 Esterline Technologies Corp COM 297425100 1151
69141 SH SOLE 69141 Exxon Mobil Corporation COM 30231G102
13 400 SH OTHER 400 Exxon Mobil Corporation COM 30231G102
2266 71028 SH SOLE 71028 Federal Home Loan Mtg Corp COM
313400301 689 12328 SH SOLE 12328 Federal National Mtg
Assn COM 313586109 1410 23686 SH SOLE 23686 Federated
Dept Stores COM 31410H101 2037 69200 SH SOLE 69200 FEI
Company COM 30241L109 470 32546 SH SOLE 32546 First
Mutual Bancshares COM 32190E102 687 43597 SH SOLE 43597
First State Bancorporation COM 336453105 334 13550 SH
SOLE 13550 Fortune Brands Inc COM 349631101 1668 35280 SH
SOLE 35280 Gannett Co Inc COM 364730101 346 4800 SH SOLE
4800 General Dynamics Corp COM 369550108 2549 31343 SH
SOLE 31343 General Electric Co COM 369604103 9276 376323
SH SOLE 376323 General Mills Inc COM 370334104 2021 45503
SH SOLE 45503 Genetech Inc COM 368710406 210 6447 SH SOLE
6447 Genuine Parts Co COM 372460105 343 11192 SH SOLE
11192 Global Industries Ltd COM 379336100 702 169892 SH
SOLE 169892 Goldcorp Inc COM 380956409 402 36435 SH SOLE
36435 Harmony Gold Mng Spon ADR COM 413216300 948 60575
SH SOLE 60575 Health Mgmt Associates Inc A COM 421933102
959 47450 SH SOLE 47450 Heinz H. J. Co COM 423074103 380
11393 SH SOLE 11393 Hershey Food Corp COM 427866108 1789
28830 SH SOLE 28830 Hewlett-Packard Co COM 428236103 168
14426 SH SOLE 14426 Home Depot Inc COM 437076102 2163
82880 SH SOLE 82880 Honeywell International Inc COM
438516106 184 8475 SH SOLE 8475 HPL Technologies Inc COM
40426C105 1 10119 SH SOLE 10119 Ikon Office Solutions Inc
COM 451713101 103 13060 SH SOLE 13060 InFocus Corporation
COM 45665B106 1169 153410 SH SOLE 153410 Input/Output Inc
COM 457652105 57 11858 SH SOLE 11858 Intel Corp COM
458140100 2932 211122 SH SOLE 211122 Interface Inc Cl A
COM 458665106 49 12300 SH SOLE 12300 Interland Inc COM
458727104 26 12850 SH SOLE 12850 International Business
Machs C COM 459200101 466 7984 SH SOLE 7984 International
Game Technology COM 459902102 192 2770 SH SOLE 2770
International Paper Co. COM 460146103 2306 69087 SH SOLE
69087 International Rectifier Corp COM 460254105 815
52192 SH SOLE 52192 Intuit Inc COM 461202103 769 16900 SH
SOLE 16900 Investors Real Estate Tr SBI PRD 461730103 895
84529 SH SOLE 84529 Ishares MSCI EAFE Index Fund
464287465 203 2134 SH SOLE 2134 Ishares S&P 500 Index
Fund COM 464287200 223 2726 SH SOLE 2726 Itron Inc COM
465741106 1860 101156 SH SOLE 101156 J P Morgan Chase &
Co COM 46625H100 3 150 SH OTHER 150 J P Morgan Chase &
Co. COM 46625H100 1592 83844 SH SOLE 83844 JACO
Electronics Inc COM 469783104 56 20330 SH SOLE 20330 JDS
Uniphase Corp COM 46612J101 118 60596 SH SOLE 60596
Johnson & Johnson COM 478160104 6064 112140 SH SOLE
112140 Kaiser Aluminum Corp. COM 483007100 2 41030 SH
SOLE 41030 Key Tronics Corp COM 493144109 101 337045 SH
SOLE 337045 Kimberly-Clark Corp COM 494368103 3388 59815
SH SOLE 59815 Lattice Semiconductor Corp COM 518415104
1258 202272 SH SOLE 202272 Level 3 Communications Inc Con
CNV 52729NAG5 9 30000 PRN SOLE 30000 Liberty Media Corp
Series A COM 530718105 673 93700 SH SOLE 93700 Loral
Space & Communications COM G56462107 5 17650 SH SOLE
17650 Louisiana-Pacific Corp COM 546347105 105 16194 SH
SOLE 16194 MagneTek Inc COM 559424106 236 73822 SH SOLE
73822 Marsh & Mclennan Companies Inc COM 571748102 1778
42705 SH SOLE 42705 Masco Corp COM 574599106 377 19306 SH
SOLE 19306 McDermott Intl Inc COM 580037109 64 10456 SH
SOLE 10456 McDonalds Corp COM 580135101 617 34944 SH SOLE
34944 MDU Res Group Inc COM 552690109 128 5600 SH SOLE
5600 Medtronic Inc COM 585055106 2678 63564 SH SOLE 63564
Merck & Co Inc COM 589331107 5545 121305 SH SOLE 121305
Merrill Lynch & Co Inc COM 590188108 3727 113104 SH SOLE
113104 Mexico Fund Inc 592835102 146 10489 SH SOLE 10489
MGIC Investment COM 552848103 1931 47295 SH SOLE 47295
Michaels Stores Inc COM 594087108 1735 37966 SH SOLE
37966 Micron Technology Inc COM 595112103 2441 197375 SH
SOLE 197375 Microsoft Corp COM 594918104 6486 148266 SH
SOLE 148266 Milacron Inc COM 598709103 48 10694 SH SOLE
10694 MITY Enterprises Inc COM 606850105 607 54074 SH
SOLE 54074 Morgan Stanley COM 617446448 378 11138 SH SOLE
11138 Motorola Inc COM 620076109 2202 216255 SH SOLE
216255 Nasdaq 100 Trust COM 631100104 206 9920 SH SOLE
9920 National Medical Health Card COM 636918302 85 11943
SH SOLE 11943 Nautilus Group Inc COM 63910B102 444 22777
SH SOLE 22777 Network Associates Inc COM 640938106 99
9315 SH SOLE 9315 Newmont Mining Corp COM 651639106 1221
44401 SH SOLE 44401 Nextel Communications Inc Cl A COM
65332V103 95 12625 SH SOLE 12625 Nike Inc. Cl B COM
654106103 254 5881 SH SOLE 5881 Nokia Corp COM 654902204
262 19804 SH SOLE 19804 Officemax Inc COM 67622M108 62
15150 SH SOLE 15150 Oplink Communications Inc. COM
68375Q106 14 24946 SH SOLE 24946 Oracle Inc COM 68389X105
439 55723 SH SOLE 55723 Pactiv Corp COM 695257105 196
11912 SH SOLE 11912 Pall Corp COM 696429307 483 30610 SH
SOLE 30610 Parametric Technology Corp COM 699173100 35
19500 SH SOLE 19500 Parker Hannifin COM 701094104 489
12800 SH SOLE 12800 Penney J C Inc COM 708160106 1147
72070 SH SOLE 72070 Pepsico Inc COM 713448108 2176 58882
SH SOLE 58882 Pfizer COM 717081103 3195 110105 SH SOLE
110105 Pharmacia Corp COM 71713U102 2789 71744 SH SOLE
71744 Pharmos Corp. (New) COM 717139208 40 36600 SH SOLE
36600 Philip Morris Cos Inc COM 718154107 494 12740 SH
SOLE 12740 Plum Creek Timber Co LP COM 729251108 1224
54155 SH SOLE 54155 Plum Creek Timber Co LP COM 729251108
18 800 SH OTHER 800 PMC - Sierra Inc COM 69344F106 41
10490 SH SOLE 10490 PNC Bank Corp COM 693475105 1165
27635 SH SOLE 27635 Portal Saftware COM 736126103 10
40150 SH SOLE 40150 Precision Castparts Corp COM
740189105 990 45642 SH SOLE 45642 Procter & Gamble Co COM
742718109 278 3110 SH SOLE 3110 Quicklogic Corp COM
74837P108 33 13139 SH SOLE 13139 Quidel Corporation COM
74838J101 46 10385 SH SOLE 10385 Raytheon Company COM
755111507 1239 42300 SH SOLE 42300 Rehabcare Group Inc
COM 759148109 566 24475 SH SOLE 24475 Rent-A-Center Inc
COM 76009N100 485 9335 SH SOLE 9335 Rentrak Corp COM
760174102 40 10000 SH SOLE 10000 Rowan Companies Inc COM
779382100 303 16275 SH SOLE 16275 RPM Inc COM 749685103
147 10470 SH SOLE 10470 Safeco Corp COM 786429100 2127
66947 SH SOLE 66947 SBC Communications Inc. COM 78387G103
1654 82269 SH SOLE 82269 Schlumberger Limited COM
806857108 664 17250 SH SOLE 17250 Six Flags Inc COM
83001P109 38 10676 SH SOLE 10676 Skywest Inc COM
830879102 132 10100 SH SOLE 10100 Solutia Inc COM
834376105 65 12360 SH SOLE 12360 Sonic Innovations Inc
COM 83545M109 167 31900 SH SOLE 31900 Southwest Airlines
COM 844741108 128 9830 SH SOLE 9830 Sovereign Bancorp Inc
COM 845905108 168 13000 SH SOLE 13000 Sprint Corp Corp
Units COM 852061605 142 27321 SH SOLE 27321 SPX Corp COM
784635104 1796 17804 SH SOLE 17804 Starbucks Corp. COM
855244109 598 28996 SH SOLE 28996 State Street Corp COM
857477103 1924 49800 SH SOLE 49800 Stewart & Stevenson
Svcs Inc COM 860342104 577 58911 SH SOLE 58911 Stillwater
Mining Co COM 86074Q102 205 34230 SH SOLE 34230 Sun
Microsystems Inc COM 866810104 285 110079 SH SOLE 110079
Sungard Data Systems Inc COM 867363103 231 11900 SH SOLE
11900 Suntrust Banks Inc COM 867914103 508 8267 SH SOLE
8267 Superior Energy Services Inc COM 868157108 82 12588
SH SOLE 12588 Supervalu Inc COM 868536103 397 24597 SH
SOLE 24597 Swift Energy Co. COM 870738101 117 11250 SH
SOLE 11250 Symantec Corp COM 871503108 308 9165 SH SOLE
9165 Synopsys Inc COM 871607107 244 6400 SH SOLE 6400
Sysco Corp COM 871829107 435 15325 SH SOLE 15325 Systems
& Computer Technology COM 871873105 90 12836 SH SOLE
12836 Targeted Genetics Corp COM 87612M108 24 42000 SH
SOLE 42000 Teco Energy Inc COM 872375100 885 55745 SH
SOLE 55745 Tenet Healthcare Corp COM 88033G100 339 6854
SH SOLE 6854 Texas Instrument COM 882508104 206 13964 SH
SOLE 13964 Tidewater Inc COM 886423102 1218 45130 SH SOLE
45130 Timberland Co Cl A COM 887100105 638 20150 SH SOLE
20150 Tribune Co COM 896047107 558 13342 SH SOLE 13342 U
S Bancorp COM 902973304 1885 101464 SH SOLE 101464 Union
Pacific Corp COM 907818108 1656 28602 SH SOLE 28602
Unique Tech. (Formerly Unique COM 903213106 344 102800 SH
SOLE 102800 United Parcel Service COM 911312106 171 2740
SH SOLE 2740 United Technologies Corp COM 913017109 4103
72625 SH SOLE 72625 Verizon Communications COM 92343V104
1442 52538 SH SOLE 52538 Verizon Communications COM
92343V104 52 1884 SH OTHER 1884 Viacom Inc Cl B COM
925524308 4135 101969 SH SOLE 101969 Vishay
Intertechnology Inc COM 928298108 814 92466 SH SOLE 92466
Wal Mart COM 931142103 1531 31088 SH SOLE 31088 Walgreen
Company COM 931422109 1128 36659 SH SOLE 36659 Washington
Mutual Inc COM 939322103 7758 246502 SH SOLE 246502
Washington Post Co. Cl B COM 939640108 389 600 SH SOLE
600 Waste Management Inc COM 94106L109 236 10100 SH SOLE
10100 West Coast Bancorp/Oregon COM 952145100 151 10000
SH SOLE 10000 Westcoast Hospitality Corp COM 95750P106
527 93262 SH SOLE 93262 Wilmington Trust Corporation COM
971807102 1499 51825 SH SOLE 51825 Wyeth COM 983024100
468 14729 SH SOLE 14729 Xerox Corp COM 984121103 1726
348590 SH SOLE 348590 XL Capital LTD Cl A COM G98255105
250 3405 SH SOLE 3405 Yum! Brands Inc COM 988498101 608
21925 SH SOLE 21925 Zindart Limited Spons ADR COM
989597109 23 15300 SH SOLE 15300